Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Enhanced Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Core ETF
Class Name	Fidelity® Enhanced Large Cap Core ETF
Trading Symbol	FELC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Core ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Core ETF	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 4,261,062,790
Holdings Count | shares	211
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,261,062,790
Number of Holdings	211
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.6 Financials 14.2 Consumer Discretionary 12.4 Communication Services 10.8 Industrials 10.0 Health Care 9.2 Consumer Staples 3.5 Energy 2.8 Materials 1.6 Real Estate 1.0 Utilities 0.9 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 99.9 Mexico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Mexico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 8.1 NVIDIA Corp 7.1 Microsoft Corp 5.8 Amazon.com Inc 4.5 Meta Platforms Inc Class A 3.0 Alphabet Inc Class A 2.2 Berkshire Hathaway Inc Class B 2.2 Broadcom Inc 2.0 JPMorgan Chase & Co 1.9 Alphabet Inc Class C 1.9 38.7
Fidelity Enhanced Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Small Cap ETF
Class Name	Fidelity® Enhanced Small Cap ETF
Trading Symbol	FESM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Small Cap ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap ETF	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 1,166,157,388
Holdings Count | shares	639
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,166,157,388
Number of Holdings	639
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 17.8 Industrials 17.4 Health Care 15.6 Information Technology 15.5 Consumer Discretionary 10.3 Energy 5.3 Materials 4.8 Real Estate 4.4 Consumer Staples 3.5 Communication Services 2.9 Utilities 0.8 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 98.2 Thailand 0.6 Canada 0.3 Ireland 0.3 Puerto Rico 0.3 Monaco 0.1 Norway 0.1 Bermuda 0.1 Panama 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 Thailand - 0.6 Canada - 0.3 Ireland - 0.3 Puerto Rico - 0.3 Monaco - 0.1 Norway - 0.1 Bermuda - 0.1 Panama - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abercrombie & Fitch Co Class A 0.9 Q2 Holdings Inc 0.9 Sprouts Farmers Market Inc 0.8 Carpenter Technology Corp 0.7 SkyWest Inc 0.7 Primo Brands Corp Class A 0.7 EnerSys 0.7 Payoneer Global Inc 0.7 Fabrinet 0.6 AvidXchange Holdings Inc 0.6 7.3
Fidelity Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Metaverse ETF
Class Name	Fidelity® Metaverse ETF
Trading Symbol	FMET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Metaverse ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Metaverse ETF	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 31,268,552
Holdings Count | shares	52
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$31,268,552
Number of Holdings	52
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.3 Communication Services 37.6 Real Estate 8.2 Industrials 0.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 75.2 Korea (South) 10.8 China 6.9 France 3.1 Japan 1.4 Sweden 1.0 Taiwan 0.8 United Kingdom 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.2 Korea (South) - 10.8 China - 6.9 France - 3.1 Japan - 1.4 Sweden - 1.0 Taiwan - 0.8 United Kingdom - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Alphabet Inc Class A 5.2 Apple Inc 4.9 Meta Platforms Inc Class A 4.5 QUALCOMM Inc 4.5 Microsoft Corp 4.5 Samsung Electronics Co Ltd 4.5 NVIDIA Corp 4.4 Equinix Inc 4.3 Advanced Micro Devices Inc 4.0 Adobe Inc 3.9 44.7
Fidelity Crypto Industry and Digital Payments ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Crypto Industry and Digital Payments ETF
Class Name	Fidelity® Crypto Industry and Digital Payments ETF
Trading Symbol	FDIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Crypto Industry and Digital Payments ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Crypto Industry and Digital Payments ETF	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 165,547,765
Holdings Count | shares	49
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$165,547,765
Number of Holdings	49
Portfolio Turnover	119%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 52.6 Information Technology 43.8 Communication Services 1.9 Industrials 1.3 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 69.7 Canada 7.2 Japan 6.8 Australia 3.1 Brazil 2.9 Netherlands 1.7 Germany 1.6 China 1.4 France 1.4 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 69.7 Canada - 7.2 Japan - 6.8 Australia - 3.1 Brazil - 2.9 Netherlands - 1.7 Germany - 1.6 China - 1.4 France - 1.4 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coinbase Global Inc Class A 11.6 MARA Holdings Inc 6.2 Riot Platforms Inc 3.9 Block Inc Class A 3.8 Cleanspark Inc 3.7 Core Scientific Inc 3.5 Bitdeer Technologies Group Class A 3.2 IREN Ltd 3.1 Terawulf Inc 2.9 Hut 8 Corp (United States) 2.8 44.7
Fidelity Enhanced U.S. All-Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced U.S. All-Cap Equity ETF
Class Name	Fidelity® Enhanced U.S. All-Cap Equity ETF
Trading Symbol	FEAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced U.S. All-Cap Equity ETF for the period November 19, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced U.S. All-Cap Equity ETF A	$ 2	0.18%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.18%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 4,348,930
Holdings Count | shares	360
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,348,930
Number of Holdings	360
Portfolio TurnoverA	16%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.4 Financials 15.5 Communication Services 10.8 Consumer Discretionary 10.3 Health Care 10.1 Industrials 9.9 Energy 3.6 Consumer Staples 3.6 Real Estate 1.9 Materials 1.8 Utilities 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 99.7 United Kingdom 0.1 Monaco 0.1 Thailand 0.1 Canada 0.0 Hong Kong 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 United Kingdom - 0.1 Monaco - 0.1 Thailand - 0.1 Canada - 0.0 Hong Kong - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 NVIDIA Corp 6.2 Microsoft Corp 4.8 Amazon.com Inc 2.9 Meta Platforms Inc Class A 2.9 Broadcom Inc 2.5 Alphabet Inc Class A 2.0 Exxon Mobil Corp 1.5 Mastercard Inc Class A 1.4 Walmart Inc 1.4 32.6
Fidelity Enhanced Emerging Markets ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Emerging Markets ETF
Class Name	Fidelity® Enhanced Emerging Markets ETF
Trading Symbol	FEMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Emerging Markets ETF for the period November 19, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Emerging Markets ETF A	$ 4	0.38%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.38%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 9,847,801
Holdings Count | shares	172
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$9,847,801
Number of Holdings	172
Portfolio TurnoverB	0%A
A Amount represents less than 1% B Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.7 Financials 22.3 Consumer Discretionary 15.8 Industrials 7.6 Communication Services 7.5 Consumer Staples 5.5 Health Care 5.4 Materials 3.1 Real Estate 2.4 Energy 2.2 Utilities 0.2 Common Stocks 99.6 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 China 29.3 Taiwan 21.1 India 16.1 Korea (South) 10.3 Brazil 3.8 Saudi Arabia 2.7 South Africa 2.4 United Arab Emirates 2.4 Mexico 2.2 Others 9.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.3 Taiwan - 21.1 India - 16.1 Korea (South) - 10.3 Brazil - 3.8 Saudi Arabia - 2.7 South Africa - 2.4 United Arab Emirates - 2.4 Mexico - 2.2 Others - 9.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 11.3 Tencent Holdings Ltd 5.2 ICICI Bank Ltd ADR 2.6 Infosys Ltd ADR 2.5 HDFC Bank Ltd/Gandhinagar ADR 2.4 Samsung Electronics Co Ltd 2.1 Meituan B Shares 1.9 MediaTek Inc 1.8 Wipro Ltd ADR 1.7 State Bank of India GDR 1.7 33.2
Fidelity Enhanced Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Mid Cap ETF
Class Name	Fidelity® Enhanced Mid Cap ETF
Trading Symbol	FMDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Mid Cap ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap ETF	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 2,128,597,717
Holdings Count | shares	328
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,128,597,717
Number of Holdings	328
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.3 Industrials 17.6 Information Technology 15.0 Consumer Discretionary 12.4 Health Care 8.3 Real Estate 6.5 Materials 5.5 Energy 4.4 Utilities 4.3 Consumer Staples 3.7 Communication Services 2.7 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 99.5 Korea (South) 0.4 United Kingdom 0.1 Canada 0.0 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Korea (South) - 0.4 United Kingdom - 0.1 Canada - 0.0 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Williams Cos Inc/The 1.2 Bank of New York Mellon Corp/The 1.0 Allstate Corp/The 0.9 Simon Property Group Inc 0.9 Cummins Inc 0.9 Block Inc Class A 0.9 Howmet Aerospace Inc 0.9 MSCI Inc 0.9 AMETEK Inc 0.8 Vistra Corp 0.8 9.2
Fidelity Enhanced International ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced International ETF
Class Name	Fidelity® Enhanced International ETF
Trading Symbol	FENI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced International ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced International ETF	$ 14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 1,733,493,169
Holdings Count | shares	291
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,733,493,169
Number of Holdings	291
Portfolio Turnover	87%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.7 Industrials 19.3 Health Care 12.5 Information Technology 10.8 Consumer Discretionary 10.0 Materials 7.5 Consumer Staples 6.5 Utilities 3.1 Communication Services 3.1 Energy 1.5 Real Estate 1.3 Common Stocks 97.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 23.9 United States 12.2 United Kingdom 11.2 Germany 9.1 France 7.2 Australia 6.1 Switzerland 4.2 Spain 4.1 Netherlands 4.1 Others 17.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 23.9 United States - 12.2 United Kingdom - 11.2 Germany - 9.1 France - 7.2 Australia - 6.1 Switzerland - 4.2 Spain - 4.1 Netherlands - 4.1 Others - 17.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.1 Novo Nordisk A/S Series B 1.5 Novartis AG 1.5 Roche Holding AG 1.5 Siemens AG 1.4 Sony Group Corp 1.3 Schneider Electric SE 1.3 ASML Holding NV 1.3 HSBC Holdings PLC 1.2 Recruit Holdings Co Ltd 1.1 14.2
Fidelity Clean Energy ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Clean Energy ETF
Class Name	Fidelity® Clean Energy ETF
Trading Symbol	FRNW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Clean Energy ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Clean Energy ETF	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 24,294,307
Holdings Count | shares	51
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$24,294,307
Number of Holdings	51
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Utilities 48.1 Industrials 31.2 Information Technology 20.5 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 35.6 China 9.9 Canada 9.1 Denmark 7.2 Spain 5.7 Germany 4.7 New Zealand 4.5 France 4.4 Israel 3.7 Others 15.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 35.6 China - 9.9 Canada - 9.1 Denmark - 7.2 Spain - 5.7 Germany - 4.7 New Zealand - 4.5 France - 4.4 Israel - 3.7 Others - 15.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Vernova Inc 4.6 First Solar Inc 4.3 Vestas Wind Systems A/S 4.1 Enphase Energy Inc 3.5 EDP SA 3.4 Orsted AS 3.1 NEXTracker Inc Class A 2.9 Verbund AG Class A 2.9 Itron Inc 2.7 Meridian Energy Ltd 2.6 34.1
Fidelity Cloud Computing ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Cloud Computing ETF
Class Name	Fidelity® Cloud Computing ETF
Trading Symbol	FCLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Cloud Computing ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cloud Computing ETF	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 85,108,801
Holdings Count | shares	53
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$85,108,801
Number of Holdings	53
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 88.2 Real Estate 7.6 Consumer Discretionary 2.2 Industrials 1.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.3 Israel 2.8 Taiwan 2.0 China 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Israel - 2.8 Taiwan - 2.0 China - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 4.8 Servicenow Inc 4.6 Salesforce Inc 4.5 Oracle Corp 4.4 Equinix Inc 4.2 Workday Inc Class A 3.5 Digital Realty Trust Inc 3.4 Snowflake Inc Class A 3.1 Datadog Inc Class A 3.0 MicroStrategy Inc Class A 2.9 38.4
Fidelity Digital Health ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Digital Health ETF
Class Name	Fidelity® Digital Health ETF
Trading Symbol	FDHT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Digital Health ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Digital Health ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 7,836,071
Holdings Count | shares	51
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$7,836,071
Number of Holdings	51
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 86.4 Consumer Staples 6.5 Information Technology 5.1 Industrials 2.0 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 60.6 Australia 6.8 Netherlands 5.6 China 5.0 Germany 4.8 Switzerland 4.4 New Zealand 3.4 Japan 2.6 Denmark 1.9 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 60.6 Australia - 6.8 Netherlands - 5.6 China - 5.0 Germany - 4.8 Switzerland - 4.4 New Zealand - 3.4 Japan - 2.6 Denmark - 1.9 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Dexcom Inc 4.7 ResMed Inc 4.5 Intuitive Surgical Inc 4.5 Veeva Systems Inc Class A 4.4 Koninklijke Philips NV 4.1 Insulet Corp 3.9 Sonova Holding AG 3.7 Siemens Healthineers AG 3.6 Fisher & Paykel Healthcare Corp Ltd 3.4 Cochlear Ltd 3.2 40.0
Fidelity Electric Vehicles and Future Transportation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Electric Vehicles and Future Transportation ETF
Class Name	Fidelity® Electric Vehicles and Future Transportation ETF
Trading Symbol	FDRV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Electric Vehicles and Future Transportation ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Electric Vehicles and Future Transportation ETF	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 28,162,666
Holdings Count | shares	51
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$28,162,666
Number of Holdings	51
Portfolio Turnover	78%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 57.0 Information Technology 23.3 Industrials 16.4 Materials 3.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 40.5 China 29.7 Japan 6.6 Bailiwick Of Jersey 4.8 Germany 4.3 Korea (South) 3.1 France 2.7 Israel 2.2 Belgium 1.6 Others 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 40.5 China - 29.7 Japan - 6.6 Bailiwick Of Jersey - 4.8 Germany - 4.3 Korea (South) - 3.1 France - 2.7 Israel - 2.2 Belgium - 1.6 Others - 4.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tesla Inc 4.9 Li Auto Inc A Shares 4.9 Aptiv PLC 4.8 BYD Co Ltd H Shares 4.7 Rivian Automotive Inc Class A 4.5 NXP Semiconductors NV 4.3 Infineon Technologies AG 4.3 Uber Technologies Inc 4.2 NIO Inc A Shares 3.8 XPeng Inc A Shares 3.8 44.2
Fidelity Enhanced Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Growth ETF
Class Name	Fidelity® Enhanced Large Cap Growth ETF
Trading Symbol	FELG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Growth ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Growth ETF	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 3,180,775,368
Holdings Count | shares	96
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$3,180,775,368
Number of Holdings	96
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.9 Consumer Discretionary 17.6 Communication Services 14.0 Health Care 6.6 Industrials 6.1 Financials 5.8 Consumer Staples 1.4 Energy 0.5 Materials 0.1 Real Estate 0.1 Utilities 0.0 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 99.6 Brazil 0.3 Mexico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Brazil - 0.3 Mexico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 12.7 NVIDIA Corp 11.2 Microsoft Corp 10.0 Amazon.com Inc 7.3 Meta Platforms Inc Class A 4.8 Tesla Inc 4.3 Alphabet Inc Class A 3.7 Broadcom Inc 3.6 Alphabet Inc Class C 2.7 Mastercard Inc Class A 2.0 62.3
Fidelity Enhanced Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Value ETF
Class Name	Fidelity® Enhanced Large Cap Value ETF
Trading Symbol	FELV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Value ETF for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Value ETF	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 2,133,528,408
Holdings Count | shares	383
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,133,528,408
Number of Holdings	383
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.9 Industrials 16.4 Health Care 13.0 Information Technology 9.8 Consumer Discretionary 6.9 Consumer Staples 6.9 Energy 6.0 Communication Services 4.7 Materials 4.3 Real Estate 3.9 Utilities 3.8 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 99.3 Ireland 0.4 United Kingdom 0.2 Finland 0.1 Mexico 0.0 Canada 0.0 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.4 United Kingdom - 0.2 Finland - 0.1 Mexico - 0.0 Canada - 0.0 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Berkshire Hathaway Inc Class B 3.8 JPMorgan Chase & Co 2.9 Exxon Mobil Corp 2.3 Walmart Inc 2.1 Bank of America Corp 1.6 Walt Disney Co/The 1.3 UnitedHealth Group Inc 1.3 Procter & Gamble Co/The 1.3 Wells Fargo & Co 1.2 Cisco Systems Inc 1.2 19.0